Share-based payment (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments	The following table illustrates share activity for the six months ended June 30, 2023:

	Number of PSUs	Number of RSUs	Number of Free Shares	Total
Outstanding as of January 1, 2023	858,821	458,620	4,222	1,321,663
Granted	1,474,927	428,840	—	1,903,767
Vested	—	(169,853)	(4,222)	(174,075)
Forfeited	(6,954)	(8,639)	—	(15,593)
Outstanding as of June 30, 2023	2,326,794	708,968	—	3,035,762

Schedule of share-based payment arrangements
The following table illustrates total share-based compensation expense for the three and six months ended June 30, 2023 and 2022 by function:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Selling, general and administrative expense	1,430	4,342	2,533	4,342
Research and development expense	69	—	125	—
Total	$1,499	$4,342	$2,658	$4,342